CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Common stock, par value	¥ 0.0000001	¥ 0.0000001
Common stock, shares authorized	800,000,000	800,000,000
Ordinary stock, shares issued	10,941,519	437,885
Ordinary stock, shares outstanding	10,941,519	437,885
Common Class B [Member]
Common stock, par value	¥ 0.0000001	¥ 0.0000001
Common stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	1,495,942	333,333
Ordinary stock, shares outstanding	1,495,942	333,333